INVESTMENTS - Tujia (Details)	1 Months Ended		12 Months Ended
	Jul. 31, 2015 USD ($)	Jul. 31, 2015 CNY (¥)	Dec. 31, 2016 USD ($) shares	Dec. 31, 2016 CNY (¥) shares	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
INVESTMENTS
Gain on deconsolidation of subsidiaries			$ 36,296	¥ 252,000	¥ 2,294,451,702	¥ 789,193
Tujia
INVESTMENTS
Percentage of interest after sale of redeemable convertible preferred shares	45.00%	45.00%
Gain on deconsolidation of subsidiaries	$ 350,000,000	¥ 2,300,000,000
Fair value of available-for-sale investment | ¥		¥ 2,800,000,000
Tujia | Redeemable convertible preferred stock
INVESTMENTS
Number of shares held | shares			101,498,094	101,498,094